Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Net Sales to Foreign Customers

Net sales to unaffiliated customers are to U.S. customers except foreign export sales as follows:

Geographic Area	2015	2014	2013
	(In Thousands)
Canada	$2,711	$1,358	$2,299
Other	1,006	798	685
	$3,717	$2,156	$2,984